SHAREHOLDERS' EQUITY (Ordinary Shares) (Narrative) (Details) shares in Thousands	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 1999 shares	Dec. 31, 1998 shares
Stockholders' Equity Note [Abstract]
Ordinary shares, authorized	150,000	150,000	150,000
Ordinary shares, par value | (per share)	₪ 15	$ 15	$ 15
Ordinary shares, issued	110,041	110,041	108,970
Common Stock, Shares, Outstanding	109,954	109,954	108,883
Treasury stock, shares	87	87	87	87	87